Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Communication Services (1.2%)
	Scholastic Corp.	35,925	1,334
*	Vonage Holdings Corp.	139,931	1,107
	Cogent Communications Holdings Inc.	15,981	1,002
	Gannett Co. Inc.	142,456	906
*	Cincinnati Bell Inc.	58,315	378
	Spok Holdings Inc.	20,667	254
*	TechTarget Inc.	9,384	249
*	Glu Mobile Inc.	37,504	207
	Consolidated Communications Holdings Inc.	38,009	138
*,^	Frontier Communications Corp.	122,479	83
			5,658
Consumer Discretionary (15.6%)
*	TopBuild Corp.	39,833	4,393
	Lithia Motors Inc. Class A	26,039	4,181
	LCI Industries	29,064	3,094
*	Meritage Homes Corp.	41,786	2,780
	Bloomin' Brands Inc.	100,942	2,428
	MDC Holdings Inc.	57,557	2,278
	Group 1 Automotive Inc.	20,263	2,089
	Steven Madden Ltd.	48,022	2,040
*	RH	9,464	1,946
	Winnebago Industries Inc.	39,173	1,862
*	Installed Building Products Inc.	24,788	1,777
	La-Z-Boy Inc.	54,249	1,714
*	LGI Homes Inc.	23,212	1,678
	Cooper Tire & Rubber Co.	58,205	1,677
	Rent-A-Center Inc.	56,730	1,477
*	G-III Apparel Group Ltd.	49,827	1,475
	Core-Mark Holding Co. Inc.	53,224	1,434
*	M/I Homes Inc.	32,045	1,419
	Office Depot Inc.	633,843	1,413
*	Asbury Automotive Group Inc.	11,929	1,322
*	American Axle & Manufacturing Holdings Inc.	130,476	1,287
	Abercrombie & Fitch Co.	73,386	1,172
	Wolverine World Wide Inc.	35,800	1,149
	Signet Jewelers Ltd.	60,809	1,117
	Caleres Inc.	49,122	1,075
*	Garrett Motion Inc.	86,885	1,005
	Big Lots Inc.	45,402	949
	Buckle Inc.	33,231	925
	Sonic Automotive Inc. Class A	28,218	924
*	Universal Electronics Inc.	16,157	898
*	Century Communities Inc.	30,432	867
*	William Lyon Homes Class A	38,273	799
*	Michaels Cos. Inc.	94,004	769
	Callaway Golf Co.	33,829	703
*	Zumiez Inc.	23,625	698
^	GameStop Corp. Class A	105,172	667

	Chico's FAS Inc.	137,261	655
*	Genesco Inc.	16,542	614
*	Hibbett Sports Inc.	20,822	591
	Standard Motor Products Inc.	11,622	585
*	Cooper-Standard Holdings Inc.	19,720	561
*	Vista Outdoor Inc.	67,364	558
	PetMed Express Inc.	23,347	533
	Ethan Allen Interiors Inc.	28,371	507
*	Gentherm Inc.	11,892	498
*	Conn's Inc.	22,273	488
	Cato Corp. Class A	25,464	485
	Oxford Industries Inc.	6,509	484
	Designer Brands Inc. Class A	28,768	475
*	Shutterstock Inc.	10,859	452
*	Motorcar Parts of America Inc.	22,013	429
	Haverty Furniture Cos. Inc.	21,206	426
*	MarineMax Inc.	25,089	416
*	Unifi Inc.	16,999	414
*	Red Robin Gourmet Burgers Inc.	15,089	412
*	Fossil Group Inc.	53,952	404
*	Boot Barn Holdings Inc.	9,970	397
*,^	JC Penney Co. Inc.	348,766	394
	Tupperware Brands Corp.	37,732	319
	Sturm Ruger & Co. Inc.	6,910	315
*	Express Inc.	78,003	307
*	Vera Bradley Inc.	27,323	302
*,^	Lumber Liquidators Holdings Inc.	33,157	295
*	Monarch Casino & Resort Inc.	6,348	289
*	Barnes & Noble Education Inc.	44,593	225
*	Chuy's Holdings Inc.	6,803	196
*	Fiesta Restaurant Group Inc.	12,708	126
	Movado Group Inc.	6,099	119
*	Vitamin Shoppe Inc.	18,249	118
			70,870
Consumer Staples (4.5%)
*	Darling Ingredients Inc.	191,458	4,557
	PriceSmart Inc.	25,876	1,934
	Universal Corp.	28,975	1,513
	Coca-Cola Consolidated Inc.	5,401	1,459
	J&J Snack Foods Corp.	6,754	1,250
*	Central Garden & Pet Co. Class A	47,444	1,187
	Fresh Del Monte Produce Inc.	35,376	1,157
	Vector Group Ltd.	83,116	1,117
	Andersons Inc.	37,982	877
	Cal-Maine Foods Inc.	20,108	875
	SpartanNash Co.	42,295	599
	Calavo Growers Inc.	6,288	561
*	United Natural Foods Inc.	61,451	560
	John B Sanfilippo & Son Inc.	5,592	547
^	B&G Foods Inc.	26,651	441
*	Chefs' Warehouse Inc.	12,399	441
*	Central Garden & Pet Co.	12,589	332
*	Seneca Foods Corp. Class A	7,944	311
*,^	National Beverage Corp.	5,931	294
*	USANA Health Sciences Inc.	3,579	263

	MGP Ingredients Inc.	5,688	260
			20,535
Energy (4.2%)
*	Dril-Quip Inc.	42,057	1,777
*	PDC Energy Inc.	68,373	1,554
*	Oceaneering International Inc.	114,850	1,540
*	Helix Energy Solutions Group Inc.	164,109	1,362
*	Oil States International Inc.	70,268	1,120
*	Par Pacific Holdings Inc.	42,629	1,061
	SM Energy Co.	123,282	1,024
*	SRC Energy Inc.	283,021	1,010
*	SEACOR Holdings Inc.	20,305	860
	Range Resources Corp.	242,684	847
*	Matrix Service Co.	31,594	662
*	Newpark Resources Inc.	104,432	612
	Green Plains Inc.	39,222	598
*	REX American Resources Corp.	6,490	596
*	Laredo Petroleum Inc.	209,287	452
*,^	Diamond Offshore Drilling Inc.	75,521	427
	US Silica Holdings Inc.	85,278	420
	Nabors Industries Ltd.	200,057	412
*	Gulfport Energy Corp.	168,575	400
*	Talos Energy Inc.	13,991	325
*	Geospace Technologies Corp.	15,805	228
*	CONSOL Energy Inc.	17,433	222
*	Bonanza Creek Energy Inc.	10,397	182
*	TETRA Technologies Inc.	145,491	179
*	Noble Corp. plc	165,832	176
*	Exterran Corp.	32,650	176
*,^	McDermott International Inc.	209,869	168
	RPC Inc.	39,723	153
*	Ring Energy Inc.	69,465	133
*	Jagged Peak Energy Inc.	19,765	132
*	Era Group Inc.	12,104	116
*	Whiting Petroleum Corp.	23,540	108
*	Unit Corp.	35,406	30
			19,062
Financials (21.7%)
	Simmons First National Corp. Class A	132,435	3,431
	Ameris Bancorp	75,922	3,314
	Columbia Banking System Inc.	84,718	3,311
	Apollo Commercial Real Estate Finance Inc.	165,871	3,030
	United Community Banks Inc.	91,859	2,848
	First Financial Bancorp	114,452	2,783
	Invesco Mortgage Capital Inc.	165,887	2,694
	PennyMac Mortgage Investment Trust	102,062	2,357
	ProAssurance Corp.	62,495	2,350
	Pacific Premier Bancorp Inc.	70,166	2,248
	Banner Corp.	40,200	2,196
	Walker & Dunlop Inc.	33,224	2,181
	Hope Bancorp Inc.	147,055	2,134
	Horace Mann Educators Corp.	47,890	2,079
	NBT Bancorp Inc.	50,901	2,036
	Northwest Bancshares Inc.	116,344	1,936
*	PRA Group Inc.	52,717	1,932
	Eagle Bancorp Inc.	40,193	1,785

CVB Financial Corp.	81,866	1,749
Provident Financial Services Inc.	70,316	1,710
* American Equity Investment Life Holding Co.	55,980	1,664
Safety Insurance Group Inc.	16,998	1,660
First Commonwealth Financial Corp.	114,265	1,624
Berkshire Hills Bancorp Inc.	50,806	1,603
Employers Holdings Inc.	37,012	1,590
Flagstar Bancorp Inc.	40,087	1,494
Cadence BanCorp Class A	88,436	1,460
Meta Financial Group Inc.	40,439	1,438
* NMI Holdings Inc. Class A	41,809	1,403
James River Group Holdings Ltd.	35,249	1,394
Piper Jaffray Cos.	16,526	1,337
First BanCorp	123,467	1,296
Southside Bancshares Inc.	36,807	1,292
First Midwest Bancorp Inc.	57,678	1,244
Great Western Bancorp Inc.	35,668	1,226
Stewart Information Services Corp.	27,560	1,179
* Encore Capital Group Inc.	32,104	1,171
Boston Private Financial Holdings Inc.	97,507	1,145
New York Mortgage Trust Inc.	180,657	1,125
ServisFirst Bancshares Inc.	30,473	1,108
* Ambac Financial Group Inc.	52,891	1,101
* Axos Financial Inc.	31,578	930
* Enova International Inc.	39,530	910
FGL Holdings	98,696	901
* Third Point Reinsurance Ltd.	92,938	888
Capstead Mortgage Corp.	111,913	871
Northfield Bancorp Inc.	50,446	853
Oritani Financial Corp.	44,415	826
Banc of California Inc.	52,228	802
* Customers Bancorp Inc.	33,421	781
S&T Bancorp Inc.	20,170	761
* INTL. FCStone Inc.	18,937	757
Dime Community Bancshares Inc.	35,908	724
Hanmi Financial Corp.	35,879	704
Brookline Bancorp Inc.	43,479	698
OFG Bancorp	32,310	693
Waddell & Reed Financial Inc. Class A	42,464	686
Tompkins Financial Corp.	7,619	661
Opus Bank	25,335	651
Granite Point Mortgage Trust Inc.	32,329	587
National Bank Holdings Corp. Class A	14,823	531
Franklin Financial Network Inc.	15,495	529
ARMOUR Residential REIT Inc.	30,382	524
Heritage Financial Corp.	18,840	520
Veritex Holdings Inc.	19,295	502
AMERISAFE Inc.	7,413	501
Preferred Bank	8,931	493
TrustCo Bank Corp. NY	55,370	486
Central Pacific Financial Corp.	15,839	460
* HomeStreet Inc.	14,184	453
Virtus Investment Partners Inc.	3,557	419
* Donnelley Financial Solutions Inc.	36,368	365
KKR Real Estate Finance Trust Inc.	17,315	350
* EZCORP Inc. Class A	60,520	310
United Insurance Holdings Corp.	23,998	305

* World Acceptance Corp.	2,893	275
* Allegiance Bancshares Inc.	6,999	251
WisdomTree Investments Inc.	49,214	239
Greenhill & Co. Inc.	6,736	115
		98,970
Health Care (5.2%)
* Select Medical Holdings Corp.	126,080	2,788
* Magellan Health Inc.	25,223	1,961
* Medicines Co.	21,433	1,805
* LHC Group Inc.	12,379	1,651
* Emergent BioSolutions Inc.	19,867	1,090
* Myriad Genetics Inc.	40,287	1,037
* Anika Therapeutics Inc.	16,006	925
* Covetrus Inc.	62,272	891
* Providence Service Corp.	13,433	802
* Pacira BioSciences Inc.	15,928	736
* Inogen Inc.	9,307	685
* Cambrex Corp.	11,380	683
* Momenta Pharmaceuticals Inc.	39,160	658
* Hanger Inc.	20,891	547
* Varex Imaging Corp.	17,814	533
* Natus Medical Inc.	16,584	531
* Cross Country Healthcare Inc.	42,958	519
Owens & Minor Inc.	73,024	483
* RadNet Inc.	24,117	462
* AMAG Pharmaceuticals Inc.	39,248	418
* HealthStream Inc.	12,841	374
* Orthofix Medical Inc.	7,774	353
* Diplomat Pharmacy Inc.	66,483	342
* Lannett Co. Inc.	38,816	342
Invacare Corp.	38,992	340
* Cutera Inc.	8,706	333
* Lantheus Holdings Inc.	15,471	323
* OraSure Technologies Inc.	39,712	322
Phibro Animal Health Corp. Class A	12,435	302
* Cytokinetics Inc.	31,144	301
LeMaitre Vascular Inc.	7,530	268
* Community Health Systems Inc.	77,629	248
* Akorn Inc.	65,603	240
Computer Programs & Systems Inc.	7,590	202
* Acorda Therapeutics Inc.	30,492	49
		23,544
Industrials (18.1%)
SkyWest Inc.	59,125	3,704
Universal Forest Products Inc.	71,296	3,536
Moog Inc. Class A	37,761	3,243
ABM Industries Inc.	77,154	2,931
* Saia Inc.	30,091	2,856
* SPX FLOW Inc.	49,480	2,345
Arcosa Inc.	56,255	2,206
Mueller Industries Inc.	65,871	2,068
Simpson Manufacturing Co. Inc.	24,102	1,957
John Bean Technologies Corp.	17,670	1,936
* American Woodmark Corp.	18,101	1,863
Barnes Group Inc.	31,466	1,862
Watts Water Technologies Inc. Class A	16,699	1,619

EnPro Industries Inc.	23,967	1,591
Hillenbrand Inc.	49,761	1,573
* GMS Inc.	48,453	1,500
Viad Corp.	23,628	1,486
Encore Wire Corp.	24,331	1,419
Matthews International Corp. Class A	36,565	1,402
Alamo Group Inc.	11,246	1,291
* Patrick Industries Inc.	26,035	1,289
Applied Industrial Technologies Inc.	20,140	1,286
* Chart Industries Inc.	22,426	1,238
Apogee Enterprises Inc.	30,798	1,178
Interface Inc. Class A	67,886	1,140
Kaman Corp.	17,807	1,132
Standex International Corp.	14,466	1,116
* Hub Group Inc. Class A	21,739	1,110
* TrueBlue Inc.	46,476	1,083
Greenbrier Cos. Inc.	37,755	1,062
Griffon Corp.	49,466	1,050
Brady Corp. Class A	18,366	1,047
* CIRCOR International Inc.	23,145	1,027
Korn Ferry	26,007	1,022
Cubic Corp.	17,057	1,016
Federal Signal Corp.	30,807	1,015
Wabash National Corp.	63,329	997
Comfort Systems USA Inc.	19,281	985
Astec Industries Inc.	26,208	982
Marten Transport Ltd.	45,088	953
Pitney Bowes Inc.	198,760	936
Triumph Group Inc.	33,780	936
Hawaiian Holdings Inc.	30,270	917
AAR Corp.	19,962	892
ArcBest Corp.	29,574	851
Kelly Services Inc. Class A	38,554	845
Forward Air Corp.	11,847	830
Tennant Co.	10,973	817
AAON Inc.	16,479	814
* Atlas Air Worldwide Holdings Inc.	30,017	783
* Aegion Corp. Class A	35,818	776
Quanex Building Products Corp.	38,602	751
Actuant Corp. Class A	30,520	750
* Gibraltar Industries Inc.	14,245	744
* MYR Group Inc.	19,326	664
* Echo Global Logistics Inc.	31,820	637
Lindsay Corp.	6,876	620
* Team Inc.	35,113	568
Resources Connection Inc.	34,965	540
Heartland Express Inc.	21,808	467
* PGT Innovations Inc.	31,221	449
Powell Industries Inc.	10,245	426
* Lydall Inc.	20,438	381
AZZ Inc.	8,789	335
RR Donnelley & Sons Co.	81,673	324
Heidrick & Struggles International Inc.	10,413	323
* Veritiv Corp.	14,802	271
Briggs & Stratton Corp.	48,802	261
Insteel Industries Inc.	9,601	224
Park Aerospace Corp.	10,889	178

Titan International Inc.	58,575	172
		82,598
Information Technology (14.1%)
* Itron Inc.	40,794	3,267
* Anixter International Inc.	34,864	2,993
* Insight Enterprises Inc.	41,569	2,726
* Plexus Corp.	34,016	2,582
* Sanmina Corp.	80,837	2,571
ManTech International Corp. Class A	31,143	2,416
* FormFactor Inc.	87,389	2,022
Kulicke & Soffa Industries Inc.	73,730	1,850
* Rambus Inc.	129,210	1,686
* Advanced Energy Industries Inc.	25,840	1,659
* ExlService Holdings Inc.	23,053	1,609
Methode Electronics Inc.	43,149	1,606
* Sykes Enterprises Inc.	44,997	1,581
* TTM Technologies Inc.	113,834	1,527
Benchmark Electronics Inc.	43,769	1,509
* Qualys Inc.	15,268	1,336
CSG Systems International Inc.	21,890	1,252
Power Integrations Inc.	12,922	1,182
* Diodes Inc.	24,919	1,150
TiVo Corp.	146,084	1,141
Xperi Corp.	57,254	1,133
* OSI Systems Inc.	11,202	1,114
Comtech Telecommunications Corp.	28,044	1,060
* Knowles Corp.	47,687	1,044
* ScanSource Inc.	29,342	1,039
* Ultra Clean Holdings Inc.	45,849	1,020
* Fabrinet	16,713	1,011
* LivePerson Inc.	25,467	1,011
Badger Meter Inc.	15,916	987
NIC Inc.	41,899	951
* Rogers Corp.	7,116	925
* Photronics Inc.	78,124	919
* NETGEAR Inc.	36,153	908
* Ichor Holdings Ltd.	25,996	820
EVERTEC Inc.	24,911	808
* Veeco Instruments Inc.	56,944	780
TTEC Holdings Inc.	16,737	769
* Alarm.com Holdings Inc.	16,886	737
Progress Software Corp.	16,569	696
* MicroStrategy Inc. Class A	4,496	676
* ePlus Inc.	7,693	643
* Digi International Inc.	32,801	585
* MaxLinear Inc.	29,405	584
MTS Systems Corp.	11,738	533
* PDF Solutions Inc.	32,333	512
ADTRAN Inc.	55,711	512
* Extreme Networks Inc.	70,135	493
* FARO Technologies Inc.	9,693	472
Cohu Inc.	26,277	466
* Axcelis Technologies Inc.	19,957	428
Ebix Inc.	11,372	396
* CEVA Inc.	14,268	370
* Diebold Nixdorf Inc.	48,296	351
Daktronics Inc.	43,145	266

*,^	Applied Optoelectronics Inc.	22,285	238
*	OneSpan Inc.	12,507	233
	Bel Fuse Inc. Class B	11,907	197
*	DSP Group Inc.	13,443	190
*	Arlo Technologies Inc.	50,291	174
*	CalAmp Corp.	15,193	159
*	SMART Global Holdings Inc.	4,388	135
			64,010
Materials (6.2%)
	HB Fuller Co.	59,131	2,949
	Stepan Co.	23,322	2,260
	Boise Cascade Co.	45,330	1,719
	Balchem Corp.	16,933	1,687
	Schweitzer-Mauduit International Inc.	35,948	1,577
	Neenah Inc.	19,565	1,424
	Trinseo SA	35,429	1,346
*	Livent Corp.	169,421	1,321
^	Cleveland-Cliffs Inc.	153,513	1,226
	PH Glatfelter Co.	51,416	918
*	Ferro Corp.	61,930	893
*	Koppers Holdings Inc.	24,054	891
*	Kraton Corp.	36,945	832
*	GCP Applied Technologies Inc.	36,811	823
*	US Concrete Inc.	18,393	753
	Innophos Holdings Inc.	22,854	729
	Myers Industries Inc.	41,311	684
*	AdvanSix Inc.	32,355	654
	Tredegar Corp.	28,750	619
	Mercer International Inc.	46,429	582
	Haynes International Inc.	14,506	533
	Warrior Met Coal Inc.	25,126	516
	American Vanguard Corp.	30,979	499
	Materion Corp.	8,306	489
*	Clearwater Paper Corp.	19,095	418
*	Century Aluminum Co.	57,844	408
*	AK Steel Holding Corp.	147,611	407
*	TimkenSteel Corp.	46,086	268
	Rayonier Advanced Materials Inc.	57,970	227
	Olympic Steel Inc.	10,614	178
	FutureFuel Corp.	14,597	164
*	LSB Industries Inc.	25,146	100
*,§	A Schulman Inc. CVR	29,338	13
			28,107
Real Estate (6.8%)
	Lexington Realty Trust Class B	287,801	3,189
	Xenia Hotels & Resorts Inc.	130,927	2,757
	Retail Opportunity Investments Corp.	132,769	2,422
	Kite Realty Group Trust	97,548	1,888
	Washington REIT	51,125	1,588
	Independence Realty Trust Inc.	104,917	1,567
	Summit Hotel Properties Inc.	122,013	1,479
^	Realogy Holdings Corp.	132,836	1,391
	Global Net Lease Inc.	60,339	1,230
	American Assets Trust Inc.	24,378	1,159
	Acadia Realty Trust	42,173	1,134
	Franklin Street Properties Corp.	124,593	1,085

Chatham Lodging Trust		54,662	1,000
iStar Inc.		68,727	893
DiamondRock Hospitality Co.		86,191	888
Essential Properties Realty Trust Inc.		33,852	883
Office Properties Income Trust		25,810	861
RE/MAX Holdings Inc. Class A		20,760	796
LTC Properties Inc.		14,790	692
Whitestone REIT		46,731	656
Universal Health Realty Income Trust		5,452	650
Hersha Hospitality Trust Class A		42,372	601
Getty Realty Corp.		16,616	558
RPT Realty		34,666	512
^ Pennsylvania REIT		69,591	401
CBL & Associates Properties Inc.		200,554	289
Saul Centers Inc.		5,164	274
Cedar Realty Trust Inc.		99,227	265
			31,108
Utilities (2.2%)
South Jersey Industries Inc.		107,343	3,353
Avista Corp.		40,658	1,922
El Paso Electric Co.		22,234	1,508
California Water Service Group		24,005	1,234
American States Water Co.		13,711	1,170
Northwest Natural Holding Co.		11,995	825
			10,012
Total Common Stocks (Cost $437,781)			454,474

	Coupon
Temporary Cash Investment (1.0%)[1]
Money Market Fund (1.0%)
2,3 Vanguard Market Liquidity Fund (Cost
$4,544)	1.841%	45,442	4,545
Total Investments (100.8%) (Cost $442,325)			459,019
Other Assets and Liabilities-Net (-0.8%)[3,4]			(3,856)
Net Assets (100%)			455,163

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,846,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $4,518,000 was received for securities on loan.
4 Cash of $22,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	6	487	17

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

S&P Small-Cap 600 Value Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	454,461	—	13
Temporary Cash Investments	4,545	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	459,003	—	13
1 Represents variation margin on the last day of the reporting period.